ABERDEEN FUNDS

Aberdeen Dynamic Dividend Fund

Aberdeen Global Infrastructure Fund

Aberdeen High Yield Managed Duration Municipal Fund

Aberdeen Income Builder Fund

Aberdeen International Real Estate Equity Fund

Aberdeen Realty Income & Growth Fund

Aberdeen Ultra Short Municipal Income Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 28, 2018 to each Fund’s Prospectus dated May 7, 2018,

as supplemented to date (the “Prospectus”)

Effective immediately, all references to Charles Tan in the Prospectus are deleted.

Effective October 1, 2018, all references in the Prospectus to the following Aberdeen Funds mailing addresses are deleted and replaced as noted below:

Current Address	New Address
P.O. Box 55930, Boston, MA 02205-5930	P.O. Box 219534, Kansas City MO 64121-9534

30 Dan Road, Canton, MA 02021	430 W. 7th Street, Ste. 219534, Kansas City, MO 64105-1407

Effective immediately, the following replaces the Portfolio Managers table for the Aberdeen Dynamic Dividend Fund in the section entitled, “Summary — Aberdeen Dynamic Dividend Fund — Portfolio Managers”, on page 6 of the Prospectus:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2018
Bruce Stout	Senior Investment Manager	2018
Jamie Cumming	Senior Investment Manager	2018
Martin Connaghan	Senior Investment Manager	2018
Stewart Methven	Senior Investment Manager	2018
Joshua Duitz	Portfolio Manager	2012*

* Includes service with predecessor adviser to Predecessor Fund.

Effective immediately, the following replaces the Portfolio Managers table in the section entitled, “Summary — Aberdeen Global Infrastructure Fund — Portfolio Managers”, on page 11 of the Prospectus:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2018
Bruce Stout	Senior Investment Manager	2018
Jamie Cumming	Senior Investment Manager	2018
Martin Connaghan	Senior Investment Manager	2018
Stewart Methven	Senior Investment Manager	2018
Joshua Duitz	Portfolio Manager	2008*

* Includes service with predecessor adviser to Predecessor Fund.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Dynamic Dividend Fund

Aberdeen Global Infrastructure Fund

Aberdeen High Yield Managed Duration Municipal Fund

Aberdeen Income Builder Fund

Aberdeen International Real Estate Equity Fund

Aberdeen Realty Income & Growth Fund

Aberdeen Ultra Short Municipal Income Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 28, 2018 to each Fund’s Statement of Additional Information dated May 7, 2018, as supplemented to date (the “SAI”)

Effective immediately, all references to Charles Tan in the SAI are deleted.

Effective October 1, 2018, all references in the SAI to the following Aberdeen Funds current mailing addresses are deleted and replaced with the new addresses as noted below:

Current Address	New Address
P.O. Box 55930, Boston, MA 02205-5930	P.O. Box 219534, Kansas City MO 64121-9534

30 Dan Road, Canton, MA 02021	430 W. 7th Street, Ste. 219534, Kansas City, MO 64105-1407

Please retain this Supplement for future reference.